Prepaid Expenses and other assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development	$ 0	$ 1,715	$ 278
Collaboration receivable (Note 10)	0	2,864
Other receivables	1,209	0
Deposits	845	925	891
Insurance	717	340	402
Other	130	72	1,295
Prepaid expenses and other assets	$ 2,901	$ 5,916	$ 2,866